Securities Act Regsitration No. 333-156372

U.S. SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-14/A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

/X/ Pre-Effective Amendment No. 2	/ / Post-Effective Amendment No.

HENNESSY FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

7250 Redwood Blvd., Suite 200, Novato, CA 94945
(Address of Registrant’s Principal Executive Offices)

(800) 966-4354
(Registrant’s Telephone Number, Including Area Code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd
Suite 200
Novato, CA 94945
(Name and Address of Agent for Service)

Copies of all communications to:

Richard L. Teigen
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement become effective on January 19, 2009 pursuant to Rule 488.

Title of Securities Being Registered: Shares of beneficial interest, no par value.

No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

This submission is being made solely to clarify that the Class A, Class C, Class I, Class R and Class S shares of the Tamarack Large Cap Growth Fund are all proposed to be reorganized into the Ordinary Class shares of the Hennessy Cornerstone Large Growth Fund, CIK 0000891944, Series S000019531, Class C000054248.

SIGNATURES

        As required by the Securities Act of 1933, this amended registration statement has been signed on behalf of the Registrant, in the City of Novato and State of California, on the 21st day of January, 2009.

HENNESSY FUNDS TRUST
(Registrant)
By: /s/ Neil J. Hennessy
Neil J. Hennessy, President

        As required by the Securities Act of 1933, this amended registration statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date
/s/ Neil J. Hennessy	President (Principal Executive	January 21, 2009
Neil J. Hennessy	Officer) and a Trustee
Robert T. Doyle*	Trustee	*
J. Dennis DeSousa*	Trustee	*
Gerald P. Richardson*	Trustee	*
/s/ Teresa M. Nilsen	Executive Vice President and	January 21, 2009
Teresa M. Nilsen	Treasurer (Principal
Financial and Accounting
Officer)

*By:	/s/ Neil J. Hennessy Neil J. Hennessy Attorney-in-fact Dated as of January 21, 2009

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